Other assets and liabilities	12 Months Ended
Mar. 31, 2012
Other assets and liabilities

14. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2011 and 2012:

	2011	2012
	(in millions of yen)
Other assets:
Collateral provided for derivative transactions	529,967	822,358
Accounts receivable from brokers, dealers and customers for securities transactions	841,542	815,064
Financial Stabilization Funds	330,153	189,146
Security deposits	106,881	106,682
Miscellaneous receivables	84,861	70,660
Loans held for sale	10,411	6,650
Other	437,734	573,355

Total	2,341,549	2,583,915

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,424,490	1,865,871
Guaranteed trust principal	578,283	550,869
Factoring amounts owed to customers	335,944	371,602
Collateral accepted for derivative transactions	322,960	366,928
Miscellaneous payables	249,487	296,690
Unearned income	146,536	141,967
Matured debentures	150,241	115,933
Accrued pension liability	102,392	27,060
Other	768,556	807,842

Total	4,078,889	4,544,762

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits were expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount was accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2011 was ¥330,153 million. ¥149,017 million of the deposits was collected during the fiscal year ended March 31, 2012, and the remaining carrying amount of the deposits as of March 31, 2012 of ¥189,146 million was collected in June 2012.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Matured debentures

Matured debentures represent the principal balance of debentures that have reached maturity but have not yet been repaid to customers.

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, which the MHFG Group provides guarantees for the repayment of principal. See Note 26 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.